Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues
LNG revenues	$ 1,015	$ 492
LNG revenues—affiliate	503	331
Regasification revenues	65	65
Regasification revenues—affiliate	0	0
Other revenues	10	2
Other revenues—affiliate	0	1
Total revenues	1,593	891
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	837	513
Cost of sales—affiliate	0	0
Operating and maintenance expense	95	50
Operating and maintenance expense—affiliate	26	18
General and administrative expense	4	3
General and administrative expense—affiliate	18	22
Depreciation and amortization expense	105	66
Total operating costs and expenses	1,085	672
Income (loss) from operations	508	219
Other income (expense)
Interest expense, net of capitalized interest	(185)	(130)
Loss on early extinguishment of debt	0	(42)
Derivative gain (loss), net	8	0
Equity earnings (losses) of subsidiaries	0	0
Other income (expense)	4	0
Total other income (expense)	(173)	(172)
Net income (loss)	335	47
Parent Issuer [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	0	0
Regasification revenues—affiliate	0	0
Other revenues	0	0
Other revenues—affiliate	0	0
Total revenues	0	0
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	0	0
Cost of sales—affiliate	0	0
Operating and maintenance expense	0	1
Operating and maintenance expense—affiliate	0	0
General and administrative expense	1	1
General and administrative expense—affiliate	3	3
Depreciation and amortization expense	1	0
Total operating costs and expenses	5	5
Income (loss) from operations	(5)	(5)
Other income (expense)
Interest expense, net of capitalized interest	(34)	(25)
Loss on early extinguishment of debt		0
Derivative gain (loss), net	8	2
Equity earnings (losses) of subsidiaries	363	75
Other income (expense)	3
Total other income (expense)	340	52
Net income (loss)	335	47
Guarantors [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	65	65
Regasification revenues—affiliate	64	33
Other revenues	10	2
Other revenues—affiliate	55	51
Total revenues	194	151
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	0	0
Cost of sales—affiliate	0	0
Operating and maintenance expense	17	10
Operating and maintenance expense—affiliate	32	34
General and administrative expense	1	0
General and administrative expense—affiliate	4	3
Depreciation and amortization expense	18	19
Total operating costs and expenses	72	66
Income (loss) from operations	122	85
Other income (expense)
Interest expense, net of capitalized interest	0	0
Loss on early extinguishment of debt		0
Derivative gain (loss), net	0	0
Equity earnings (losses) of subsidiaries	242	(4)
Other income (expense)	(1)
Total other income (expense)	241	(4)
Net income (loss)	363	81
Non-Guarantor [Member]
Revenues
LNG revenues	1,015	492
LNG revenues—affiliate	503	331
Regasification revenues	0	0
Regasification revenues—affiliate	0	0
Other revenues	0	0
Other revenues—affiliate	0	0
Total revenues	1,518	823
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	838	510
Cost of sales—affiliate	8	4
Operating and maintenance expense	78	39
Operating and maintenance expense—affiliate	103	59
General and administrative expense	2	2
General and administrative expense—affiliate	12	17
Depreciation and amortization expense	86	47
Total operating costs and expenses	1,127	678
Income (loss) from operations	391	145
Other income (expense)
Interest expense, net of capitalized interest	(151)	(105)
Loss on early extinguishment of debt		(42)
Derivative gain (loss), net	0	(2)
Equity earnings (losses) of subsidiaries	0	0
Other income (expense)	2
Total other income (expense)	(149)	(149)
Net income (loss)	242	(4)
Eliminations [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	0	0
Regasification revenues—affiliate	(64)	(33)
Other revenues	0	0
Other revenues—affiliate	(55)	(50)
Total revenues	(119)	(83)
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	(1)	3
Cost of sales—affiliate	(8)	(4)
Operating and maintenance expense	0	0
Operating and maintenance expense—affiliate	(109)	(75)
General and administrative expense	0	0
General and administrative expense—affiliate	(1)	(1)
Depreciation and amortization expense	0	0
Total operating costs and expenses	(119)	(77)
Income (loss) from operations	0	(6)
Other income (expense)
Interest expense, net of capitalized interest	0	0
Loss on early extinguishment of debt		0
Derivative gain (loss), net	0	0
Equity earnings (losses) of subsidiaries	(605)	(71)
Other income (expense)	0
Total other income (expense)	(605)	(71)
Net income (loss)	$ (605)	$ (77)